PRIVATE LOANS - Allowances for Credit Losses for Private Loans (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 28
Ending balance	$ 30
Private Loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	27	28	$ 9	$ 12
Provision	(3)	1	(4)	3
Ending balance	$ 30	$ 27	$ 13	$ 9